OPERATING LEASES	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure [Text Block]
NOTE 9 -	OPERATING LEASES

The Company entered into a lease for a portion of a one-story warehouse, located at 135 Ludlow Avenue, Northvale, New Jersey, consisting of approximately 15,000 square feet of floor space. The lease term began on July 1, 2010 and is classified as an operating lease. The lease includes an initial term of 5 years and 6 months and the Company has the option to renew the lease for two additional terms, each of 5 years. The property related to this lease will be used for the storage of pharmaceutical finished goods, raw materials, equipment and documents as well as engaging in manufacturing, packaging and distribution activities.

This property required significant leasehold improvements and qualification as a prerequisite to achieving suitability for such intended future use and in January 2013, the Company began using the facility at 135 Ludlow Avenue for commercial production and commenced shipping packaged products from the facility.

Minimum 5 year payments* for the leasing of 15,000 square feet at 135 Ludlow are as follows:

Fiscal year ended March 31, 2014	83,259
Fiscal year ended March 31, 2015	85,344
Fiscal year ended March 31, 2016	87,363
Fiscal year ended March 31, 2017	89,112
Fiscal year ended March 31, 2018	90,894
Total Minimum 5 year lease payments	$435,972

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this quarterly report on Form 10-Q.

Rent expense relating to the operating lease is recorded using the straight line method, and is summarized as follows:

RENT EXPENSE
	Three months ended		Nine months ended
	December 31,		December 31,
	2013	2012	2013	2012
Rent Expense	$22,584	$22,584	$67,753	$67,753

Change in deferred rent liability	$1,899	$2,403	$5,698	$7,215

DEFERRED RENT LIABILITY (LONG-TERM LIABILITY)
	March 31	June 30	September 30	December 31
	2013	2013	2013	2013
Balance of Deferred Rent Liability	$68,260	$70,160	$72,062	$73,961

NOTE 9 -	LEASES OF RENTAL PROPERTIES

The following leases for rental properties were operative during the year ended March 31, 2013:

135 Ludlow Ave (see note 10)
Effective Date	July 1, 2010

Termination Date	December 31, 2015

Lease term	5 years with 2 tenant renewal options for 5 years each

Rent expense for the 2012 Fiscal Year	$90,338
Rent expense for the 2013 Fiscal Year	$90,338

Minimum 5 Year Lease Payments*
Fiscal year ended March 31, 2014	83,259
Fiscal year ended March 31, 2015	85,344
Fiscal year ended March 31, 2016	87,363
Fiscal year ended March 31, 2017	89,112
Fiscal year ended March 31, 2018	90,894
$435,972

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this annual report on Form 10-K

Rent expense related to the operating lease at 135 Ludlow was recorded using the straight line method and summarized as follows:

Summary of Rent Expense – 135 Ludlow Avenue
	Fiscal Year	Fiscal Year
	Ended	Ended
	March 31, 2013	March 31, 2012
Rent Expense	$90,338	$90,338

Actual lease payments	81,228	79,248

Increase in deferred rent liability	9,110	11,090

Balance of deferred rent liability	68,263	59,154